Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 contract
Receivables [Abstract]
Subsequent default, number of contracts | contract	0	0	0
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	$ 61,474	$ 62,878
TDRs outstanding, Non-accrual	12,699	15,098
Commercial loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	796	847
TDRs outstanding, Non-accrual	0	0
Commercial real estate loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	1,503	1,578
TDRs outstanding, Non-accrual	$ 2,357	$ 2,445
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	6	1
Pre-modification recorded loans	$ 2,836	$ 284
Modification: interest capitalization	425	2
Post- modification recorded loans	3,261	286
TDRs outstanding, Accrual	59,175	60,453
TDRs outstanding, Non-accrual	$ 10,342	$ 12,653